Other disclosures - Risk Management and Principal Risks - Loans and advances at amortised cost by stage (audited) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,484,982	£ 1,360,339
Coverage ratio	0.80%	0.90%
Impairment loss (reversal of impairment loss) recognised in profit or loss	£ 1,220	£ (653)	£ 4,838
Loan loss rate	0.30%
Loans and advances at amortised cost	£ 398,779	361,451
Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances at amortised cost	398,779	361,451
Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(6,175)	(6,284)
Net gains on financial instruments designated at fair value | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 14,900	£ 18,800
Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.20%	0.20%
Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	3.40%	3.10%
Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	27.10%	29.80%
Total Barclays Group Wholesale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 3,800	£ 6,000
Total Barclays Group Wholesale | Financial assets at amortised cost | Government
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances at amortised cost	6,600
Head Office
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	1	0	91
Barclays UK | Operating segments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	286	(365)	1,467
Barclays International | Operating segments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	933	(288)	3,280
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	803,015	709,164
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	809,190	715,448
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(6,175)	(6,284)
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	723,490	631,007
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1,302)	(1,423)
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	77,434	75,908
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(2,631)	(2,317)
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	8,266	8,533
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(2,242)	(2,544)
Loans and advances at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	1,183	(635)	4,685
Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 398,779	£ 361,451
Coverage ratio	1.40%	1.60%
Impairment loss (reversal of impairment loss) recognised in profit or loss	£ 1,165	£ (121)
Loan loss rate	0.29%	0.00%
Loans and advances at amortised cost | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 404,371	£ 367,193
Loans and advances at amortised cost | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(5,592)	(5,742)
Loans and advances at amortised cost | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 349,488	£ 317,659
Coverage ratio	0.30%	0.40%
Loans and advances at amortised cost | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 350,545	£ 318,865
Loans and advances at amortised cost | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1,057)	(1,206)
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 44,424	£ 39,078
Coverage ratio	5.00%	4.90%
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 46,740	£ 41,093
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(2,316)	(2,015)
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 4,867	£ 4,714
Coverage ratio	31.30%	34.80%
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 7,086	£ 7,235
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(2,219)	(2,521)
Loans and advances at amortised cost | Total Barclays Group retail | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 228,094	£ 216,917
Coverage ratio	1.90%	2.10%
Impairment loss (reversal of impairment loss) recognised in profit or loss	£ 932	£ (46)
Loan loss rate	0.40%	0.00%
Loans and advances at amortised cost | Total Barclays Group retail | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 232,456	£ 221,496
Loans and advances at amortised cost | Total Barclays Group retail | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (4,362)	£ (4,579)
Loans and advances at amortised cost | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.30%	0.50%
Loans and advances at amortised cost | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 197,803	£ 190,411
Loans and advances at amortised cost | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (627)	£ (866)
Loans and advances at amortised cost | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	6.60%	6.90%
Loans and advances at amortised cost | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 29,488	£ 25,899
Loans and advances at amortised cost | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (1,942)	£ (1,780)
Loans and advances at amortised cost | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	34.70%	37.30%
Loans and advances at amortised cost | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 5,165	£ 5,186
Loans and advances at amortised cost | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1,793)	(1,933)
Loans and advances at amortised cost | Total Barclays Group Wholesale | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 170,685	£ 144,534
Coverage ratio	0.70%	0.80%
Impairment loss (reversal of impairment loss) recognised in profit or loss	£ 233	£ (75)
Loan loss rate	0.14%	0.00%
Loans and advances at amortised cost | Total Barclays Group Wholesale | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 171,915	£ 145,697
Loans and advances at amortised cost | Total Barclays Group Wholesale | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (1,230)	£ (1,163)
Loans and advances at amortised cost | Total Barclays Group Wholesale | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.30%	0.30%
Loans and advances at amortised cost | Total Barclays Group Wholesale | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 152,742	£ 128,454
Loans and advances at amortised cost | Total Barclays Group Wholesale | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (430)	£ (340)
Loans and advances at amortised cost | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	2.20%	1.50%
Loans and advances at amortised cost | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 17,252	£ 15,194
Loans and advances at amortised cost | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (374)	£ (235)
Loans and advances at amortised cost | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	22.20%	28.70%
Loans and advances at amortised cost | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,921	£ 2,049
Loans and advances at amortised cost | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(426)	(588)
Loans and advances at amortised cost | Head Office | Total Barclays Group retail | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 4,171	£ 4,484
Coverage ratio	8.50%	7.90%
Impairment loss (reversal of impairment loss) recognised in profit or loss	£ 0	£ 0
Loan loss rate		0.00%
Loans and advances at amortised cost | Head Office | Total Barclays Group retail | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 4,557	£ 4,869
Loans and advances at amortised cost | Head Office | Total Barclays Group retail | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (386)	£ (385)
Loans and advances at amortised cost | Head Office | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.10%	0.10%
Loans and advances at amortised cost | Head Office | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 3,644	£ 3,735
Loans and advances at amortised cost | Head Office | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (3)	£ (2)
Loans and advances at amortised cost | Head Office | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	9.50%	8.40%
Loans and advances at amortised cost | Head Office | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 252	£ 429
Loans and advances at amortised cost | Head Office | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (24)	£ (36)
Loans and advances at amortised cost | Head Office | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	54.30%	49.20%
Loans and advances at amortised cost | Head Office | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 661	£ 705
Loans and advances at amortised cost | Head Office | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(359)	(347)
Loans and advances at amortised cost | Head Office | Total Barclays Group Wholesale | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 192	£ 546
Coverage ratio	8.60%	3.40%
Impairment loss (reversal of impairment loss) recognised in profit or loss	£ 0	£ 0
Loan loss rate		0.00%
Loans and advances at amortised cost | Head Office | Total Barclays Group Wholesale | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 210	£ 565
Loans and advances at amortised cost | Head Office | Total Barclays Group Wholesale | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (18)	£ (19)
Loans and advances at amortised cost | Head Office | Total Barclays Group Wholesale | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.00%	0.00%
Loans and advances at amortised cost | Head Office | Total Barclays Group Wholesale | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 192	£ 542
Loans and advances at amortised cost | Head Office | Total Barclays Group Wholesale | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 0	£ 0
Loans and advances at amortised cost | Head Office | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.00%	0.00%
Loans and advances at amortised cost | Head Office | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 0	£ 2
Loans and advances at amortised cost | Head Office | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 0	£ 0
Loans and advances at amortised cost | Head Office | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	100.00%	90.50%
Loans and advances at amortised cost | Head Office | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 18	£ 21
Loans and advances at amortised cost | Head Office | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(18)	(19)
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 186,537	£ 184,451
Coverage ratio	0.80%	1.00%
Impairment loss (reversal of impairment loss) recognised in profit or loss	£ 169	£ (227)
Loan loss rate	0.09%	0.00%
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 187,972	£ 186,389
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (1,435)	£ (1,938)
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.10%	0.20%
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 160,424	£ 160,695
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (232)	£ (261)
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	2.90%	4.20%
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 24,837	£ 22,779
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (718)	£ (949)
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	17.90%	25.00%
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,711	£ 2,915
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(485)	(728)
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group Wholesale | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 38,283	£ 38,150
Coverage ratio	0.90%	0.80%
Impairment loss (reversal of impairment loss) recognised in profit or loss	£ 106	£ 122
Loan loss rate	0.27%	0.32%
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group Wholesale | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 38,617	£ 38,457
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group Wholesale | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (334)	£ (307)
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group Wholesale | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.40%	0.40%
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group Wholesale | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 34,858	£ 35,571
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group Wholesale | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (129)	£ (153)
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	3.70%	2.20%
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,954	£ 1,917
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (109)	£ (43)
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	11.90%	11.50%
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 805	£ 969
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(96)	(111)
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 37,386	£ 27,982
Coverage ratio	6.40%	7.50%
Impairment loss (reversal of impairment loss) recognised in profit or loss	£ 763	£ 181
Loan loss rate	1.91%	0.60%
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 39,927	£ 30,238
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (2,541)	£ (2,256)
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	1.20%	2.30%
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 33,735	£ 25,981
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (392)	£ (603)
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	27.30%	29.50%
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 4,399	£ 2,691
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (1,200)	£ (795)
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	52.90%	54.80%
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,793	£ 1,566
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(949)	(858)
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group Wholesale | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 132,210	£ 105,838
Coverage ratio	0.70%	0.80%
Impairment loss (reversal of impairment loss) recognised in profit or loss	£ 127	£ (197)
Loan loss rate	0.10%	0.00%
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group Wholesale | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 133,088	£ 106,675
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group Wholesale | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (878)	£ (837)
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group Wholesale | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.30%	0.20%
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group Wholesale | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 117,692	£ 92,341
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group Wholesale | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (301)	£ (187)
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	1.90%	1.40%
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 14,298	£ 13,275
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (265)	£ (192)
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	28.40%	43.20%
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,098	£ 1,059
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(312)	(458)
Off balance sheet loan commitments and financial guarantee contracts
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 404,236	£ 347,713
Coverage ratio	0.10%	0.20%
Impairment loss (reversal of impairment loss) recognised in profit or loss	£ 18	£ (514)
Off balance sheet loan commitments and financial guarantee contracts | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	404,819	348,255
Off balance sheet loan commitments and financial guarantee contracts | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(583)	(542)
Off balance sheet loan commitments and financial guarantee contracts | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (583)	£ (542)
Off balance sheet loan commitments and financial guarantee contracts | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.10%	0.10%
Off balance sheet loan commitments and financial guarantee contracts | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 372,945	£ 312,142
Off balance sheet loan commitments and financial guarantee contracts | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (245)	£ (217)
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	1.00%	0.90%
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 30,694	£ 34,815
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (315)	£ (302)
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	1.90%	1.80%
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,180	£ 1,298
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(23)	(23)
Other financial assets subject to impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	37	(18)
Other financial assets subject to impairment | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	180,100	155,200	180,300
Other financial assets subject to impairment | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(163)	(114)	(165)
Other financial assets subject to impairment | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	178,400	154,900	175,700
Other financial assets subject to impairment | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(10)	(6)	(11)
Other financial assets subject to impairment | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets			4,400
Other financial assets subject to impairment | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets			(9)
Fair value through other comprehensive income | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,500	157
Fair value through other comprehensive income | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(9)	(1)
Other assets | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	149	110	154
Other assets | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (144)	(107)	£ (145)
Financial assets at amortised cost | Total Barclays Group Wholesale | Government
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances at amortised cost		£ 9,400